Schedule of components of cost recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Current service cost	₨ 6,805	₨ 8,619	₨ 10,639
Net interest cost	3,685	2,702	3,239
Components of cost recognized in profit or loss	₨ 10,490	₨ 11,321	₨ 13,878